OPERATING LEASE	12 Months Ended
Mar. 31, 2021
Operating Lease
OPERATING LEASE

4. OPERATING LEASE

At March 31, 2020, the Company’s wholly-owned subsidiary, The Control Center, Inc. (“TCC”) had an operating lease agreement for its office space. The lease expired on February 28, 2021. Lease expense for the lease was recognized on a straight-line basis over the lease term. The lease did not contain any residual value guarantees or material restrictive covenants. The lease commenced in 2016 and upon the adoption of ASC 842 on April 1, 2019, an operating lease right-of-use asset and operating lease liability were recognized based on the present value of remaining lease payments over the remaining lease term. In addition, at March 31, 2020, TCC had a sublease agreement in place for the office space that also expired February 28, 2021. Sublease income was not significant during the years ended March 31, 2021 and 2020.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2020
Lease Cost
Operating lease cost (included in general and administrative expenses in the accompanying statement of operations)	$123,606	$137,600

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended March 31, 2021 and 2020	$93,241	$136,095
Weighted average remaining lease term – operating leases (in years)	-	0.9
Average discount rate – operating leases	4.0%	4.0%

The supplemental balance sheet information related to leases for the period is as follows:

At March 31, 2020
Operating Leases
Long-term right-of-use asset	$123,606

Short-term operating lease liability	$125,679
Long-term operating lease liability	-
Total operating lease liabilities	$125,679

Lease expenses were $123,606 and $153,999 during the years ended March 31, 2021 and March 31, 2020, respectively.

As of March 31, 2021, TCC owed unpaid lease payments under the lease totaling $33,440, which are included in accounts payable and accrued liabilities on the accompanying consolidated balance sheet. TCC has had no assets, employees or operations since its closure in May 2019. The Company is a party to a guaranty that specifies that the Company has no further liability under the lease as of March 31, 2021, and therefore the Company does not intend to make these payments.